Financial Instruments and Risk Management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	$ (3,562)	[1]
Financial guarantees	1,171		2,192
Loss on derivative instruments	304
Sale of investment in The Cultural Trip			288
Gain on sale of investment			58
Cross Currency Swap
Disclosure of detailed information about financial instruments [line items]
Notional principal amount	$ 11,474
Credit Risk
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	20.50%		25.10%
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	$ 3,562
Exposure to credit risk	10,193
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) in foreign exchange rates in position	5,935		(3,775)	$ 3,947
Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Credit facility	287,684		282,685
Undrawn amounts	630		2,215
Financial guarantees	$ 1,171		2,192
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Description of interest exposure and sensitivity analysis	The interest exposure was managed through an interest cap on $100 million entered into in 2012. Two written floor contracts each with $100 million notional value were entered into in 2012 were closed.
Exposure to interest rate risk	$ 851		$ 2,461

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.